Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Nov. 25, 2019	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) entity shares	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Nov. 27, 2017	May 31, 2017	Aug. 31, 2014
Significant Accounting Policies [Line Items]
Cost of Goods and Services Sold		$ 402,294	$ 381,306	$ 77,368
Accounts receivable, including affiliate balances of $nil (2018 - $2.1 million) (notes 1 and 2)		95,648	17,365
Operating lease right-of-use asset (notes 2 and 12)		$ 19,560	$ 0
Percentage of voting interests acquired				50.00%
Number of VIEs | entity			14
Ownership percentage		100.00%
Vessels and equipment, useful life		25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure		$ 95,100	$ 95,200	$ 80,100
Conversion ratio	0.125
Minimum [Member]
Significant Accounting Policies [Line Items]
Ownership percentage		11.30%
Maximum
Significant Accounting Policies [Line Items]
Ownership percentage		50.00%
TIL
Significant Accounting Policies [Line Items]
Ownership percentage						11.30%
Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired								50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired							50.00%
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired								50.00%
Percentage of assets, liabilities and results of business acquired							100.00%
Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Cost of Goods and Services Sold			292,600
Accounts receivable, including affiliate balances of $nil (2018 - $2.1 million) (notes 1 and 2)			$ 17,900
ASU 2016-02
Significant Accounting Policies [Line Items]
Operating lease right-of-use asset (notes 2 and 12)					$ 11,000
Dry-Docking Activity | Minimum [Member]
Significant Accounting Policies [Line Items]
Vessels and equipment, useful life		2 years 6 months
Dry-Docking Activity | Maximum
Significant Accounting Policies [Line Items]
Vessels and equipment, useful life		5 years
Class A
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding | shares		29,000,000.0	29,000,000
Class B
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding | shares		4,600,000.0	4,600,000.0
Pre Stock Split [Member] | Class A
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding | shares		232,000,000
Pre Stock Split [Member] | Class B
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding | shares		37,000,000
Class B
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding | shares		4,600,000
Class A
Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding | shares		29,000,000
Reimbursable voyage costs [Member] | Accounting Standards Update 2014-09 [Member]
Significant Accounting Policies [Line Items]
Cost of Goods and Services Sold			$ 20,700